Other Investments - Schedule of Continuity of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	$ 17,277	$ 46,254
Gain on equity investments designated as FVTOCI	1,517	5
Gain on equity investments designated as FVTPL	33,670	12,451
Acquisition	2,040	20,953
Disposal	(740)	(36,289)
Transferred upon acquisition of Adventus		(25,727)
Impact of foreign currency translation	479	(370)
Ending	54,243	17,277
Accumulated fair value change included in OCI [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	(25,710)	(25,715)
Gain on equity investments designated as FVTOCI	1,517	5
Disposal	12
Ending	(24,181)	(25,710)
Accumulated fair value change included in P&L [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	22,910	10,459
Gain on equity investments designated as FVTPL	33,670	12,451
Ending	$ 56,580	$ 22,910